CONSOLIDATED BALANCE SHEETS (USD $)	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Current assets
Cash and cash equivalents	$ 579,999	$ 982,323	$ 724,558
Accounts receivable	8,276	8,954
Prepaid expenses and other current assets	29,831	26,958	10,037
Total current assets	618,106	1,018,235	734,595
Oil and gas properties
Properties subject to amortization, net	162,749	166,866
Properties not subject to amortization	26,986,583	25,963,538
Deposits on lease acquisitions	118,879
Oil and gas properties, net	27,268,211	26,130,404
Total assets	27,886,317	27,148,639	734,595
Current liabilities
Accounts payable	911,390	58,421	8,018
Stock payable	428,000
Total current liabilities	1,339,390	58,421	8,018
Non-current liabilities
Asset retirement obligations	63,440
Total non-current liabilities	63,440
Total liabilities	1,402,830	58,421
Commitments and contingencies
STOCKHOLDERS' EQUITY
Preferred stock: $0.01 par value; 1,000,000 shares authorized, no shares issued and outstanding at September 30, 2012, March 31, 2012 and 2011, respectively
Common stock: $0.001 par value; 100,000,000 shares authorized, 20,294,631; 11,424,631 and 8,449,846 shares issued and outstanding at September 30, 2012, March 31, 2012 and 2011, respectively	20,295	11,425	8,450
Common stock issuable: 0 and 8,870,000 shares at September 30, 2012 and March 31, 2012, respectively		8,870
Additional paid-in capital	30,763,195	30,691,861	3,805,843
Deficit accumulated during the exploration stage	(4,300,003)	(3,621,938)	(3,087,716)
Total stockholders' equity	26,483,487	27,090,218	726,577
Total liabilities and stockholders' equity	$ 27,886,317	$ 27,148,639	$ 734,595